Loan Securitization (Carrying Values And Classification Of The Restricted Assets And Liabilities Relating To The Securitization Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Assets And Liabilities Relating To The Securitization [Line Items]
Cash collateral accounts	$ 7,400
Interest-bearing deposits with banks - restricted for securitization investors	272,592	36,620
Allowance for loan losses	(110,381)	(113,903)	(98,277)
Net loans - restricted for securitization investors	411,532	646,268
Secured borrowings - owed to securitization investors	600,000	600,000
Parent Company [Member]
Restricted Assets And Liabilities Relating To The Securitization [Line Items]
Allowance for loan losses	(664)	(905)
Restricted Assets And Liabilities [Member]
Restricted Assets And Liabilities Relating To The Securitization [Line Items]
Cash collateral accounts	4,427	1,759
Collections and interest funding accounts	268,165	34,861
Interest-bearing deposits with banks - restricted for securitization investors	272,592	36,620
Loans, net of unearned income - restricted for securitization investors	412,988	648,439
Allowance for loan losses	(1,456)	(2,171)
Net loans - restricted for securitization investors	411,532	646,268
Other assets	2,319	2,289
Total assets	686,443	685,177
Secured borrowings - owed to securitization investors	600,000	600,000
Other liabilities	2,821	4,458
Total liabilities	$ 602,821	$ 604,458